Deferred Tax - Summary of Estimated Recovery Period For Deferred Tax Balances (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Deferred tax liability	$ 1,005	$ 394
Total deferred tax liabilities	1,557	991
Deferred tax assets	1,139	1,204
Total deferred tax assets	1,691	1,801
Net deferred tax assets	134	810
Recovered after more than 12 Months [member]
Statement [Line Items]
Deferred tax liability	1,555	866
Deferred tax assets	1,614	1,666
Recovered within 12 Months [member]
Statement [Line Items]
Deferred tax liability	2	125
Deferred tax assets	$ 77	$ 135